Subsequent Events (Details Narrative) (10-K) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Aug. 30, 2020
Subsequent Event [Line Items]
Proceeds from private placement	$ 1,613,200				$ 2,929,056
Common stock, shares authorized	750,000,000		150,000,000	750,000,000	150,000,000	150,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares authorized							750,000,000	150,000,000
JH Darbie & Co., Inc. [Member]
Subsequent Event [Line Items]
Proceeds from private placement			$ 3,150,000	$ 5,000,000	$ 1,850,000
Placement agent fees			$ 400,000	$ 650,000	$ 200,000
Units worth of warrants			63		3.7